Bank and other Loans and Banking Facilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Bank and other Loans and Banking Facilities

Bank and other loans consist of the following:

At December 31,	2024	2025
	(’000)	(’000)
Current portion of long term bank loans	$27,860	$3,870
Short term bank and third party loans	7,649	4,410
Total short term debt	35,509	8,280

Total Long term bank loans	$134,663	$170,397
Less: current maturities	(27,860)	(3,870)
Long term bank loans	$106,803	$166,527

Summay of Maturities of Long-term Bank Loan

Future maturities of long-term bank loans are as follows:

At December 31,	2024	2025
	(’000)	(’000)
2025	$27,860	$—
2026	$62,532	$3,870
2027	$16,286	$7,931
2028	$21,028	$9,897
2029	$615	$10,751
2030	$—	$16,790
Thereafter	$6,342	$121,158
Total	$134,663	$170,397

Summary of Long-Term Bank Loans

The details of long-term bank loans during the years ended December 31, 2024 and 2025 are as follows:

	Year End December 31, 2024	Repayment	Year End December 31, 2025	Repayment
	(’000)	Frequency	(’000)	Frequency
Loan from Bank of China(1)
Due November 7, 2028, at 6.072% per annum	$62,172	Semi-annually	$—	—
Loan from Bank of Guangzhou(2)
Due August 25, 2026, at 6.5% per annum	$64,006	Semi-annually	$—	—
Loan from Shenzhen Rural Commercial Bank(3)(4)
Due December 26, 2032, at 4.5% per annum and December 31, 2029, at 3.4% per annum	$8,485.0	per month	$85,617	per month
Loan from China Citic Bank(5)
Due July 4, 2040, at 4.3% per annum	$—	—	$84,780	Semi-annually
Total	$134,663		$170,397